Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement
Other income	$ 394	$ 1,398	$ 380
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(31,873)	(32,371)	(30,871)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(75)	(515)	(2,507)
Fair value change on forward exchange derivatives	(135)	29	(87)
Profit/(loss) from operations	112	(330)	(4,338)
Net finance costs	(1,531)	(969)	(1,223)
Loss before taxation	(340)	(620)	(4,423)
Income tax benefit/(expense)	(7,077)	(10,737)	(10,616)
Loss after taxation	(606)	(1,074)	(5,480)
Balance sheet movement
Trade and other payables	1,086	(727)	(1,149)
Cash flow statement
Loss before taxation	(340)	(620)	(4,423)
Adjustments for:
Samarco impairment expense	75	515	2,507
Fair value change on forward exchange derivatives	135	(29)	87
Proceeds of cash management related instruments	331	378	(401)
Net finance costs	1,531	969	1,223
Changes in assets and liabilities:
Trade and other payables	(1,086)	727	1,149
Net operating cash flows	18,701	32,174	27,234
Net investing cash flows	(13,065)	(6,959)	(7,845)
Samarco dam failure [member]
Income statement
Other income			34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)	(66)	(46)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense			(111)
Samarco dam failure provision	(256)	(595)	(1,015)
Fair value change on forward exchange derivatives	471	(81)	136
Profit/(loss) from operations	112	(742)	(1,002)
Net finance costs	(452)	(290)	(85)
Loss before taxation	(340)	(1,032)	(1,087)
Income tax benefit/(expense)	17	(31)	(71)
Loss after taxation	(323)	(1,063)	(1,158)
Balance sheet movement
Trade and other payables	(6)	(1)	(5)
Derivatives	337	(160)	136
Tax liabilities	17	(31)	(71)
Provisions	(260)	(629)	(741)
Net decrease/(increase) in liabilities	88	(821)	(681)
Cash flow statement
Loss before taxation	(340)	(1,032)	(1,087)
Adjustments for:
Samarco impairment expense			111
Samarco dam failure provision	256	595	1,015
Fair value change on forward exchange derivatives	(471)	81	(136)
Proceeds of cash management related instruments	134	79
Net finance costs	452	290	85
Changes in assets and liabilities:
Trade and other payables	6	1	5
Net operating cash flows	37	14	(7)
Net investment and funding of equity accounted investments	(448)	(256)	(470)
Net investing cash flows	(448)	(256)	(470)
Net decrease in cash and cash equivalents	$ (411)	$ (242)	$ (477)